Net financial income/(expense)	12 Months Ended
Dec. 31, 2024
Net Financial Income (Expense) [Abstract]
Net financial income/(expense)	Net financial income/(expense)

	2024	2023	2022

Financial income
Net financial investment income	2,196	2,120	2,345
Unrealized gains on long-term investments	—	—	5,322
Realized gains from long-term investments	452	1,797	1,922
Unrealized gains on warrant liability	—	690	3,114
Unrealized gains on other derivative financial instruments (a)	3,597	—	105
Unrealized gains on asset-linked receivable (b)	8,829	3,503	—
Net exchange variation	2,580	831	—
Other financial income	205	50	59
Total finance income	17,859	8,991	12,867

Financial expenses
Unrealized losses on long-term investments (c)	(16,852)	(6,883)	—
Unrealized losses on forward	—	—	(230)
Unrealized loss on warrant liability (d)	(5,823)	—	—
Realized losses on forward	(302)	(252)	—
Commission, brokerage and financing expenses (e)	(2,126)	(443)	(518)
Interest on lease liabilities	(1,382)	(1,243)	(1,807)
Interest on loans (refer to note 16)	(10,020)	—	—
Net exchange variation	—	(614)	(1,350)
Other financial expenses	(1,994)	(1,230)	(847)
Total finance expenses	(38,499)	(10,665)	(4,752)

Net financial income/(expense)	(20,640)	(1,674)	8,115

(a)The income for the financial period 2024 relates to the Tria call option.
(b)The related income is linked to the movement in Lavoro Agro Limited share price – refer to note 12(b) for pertinent details.
(c)The increase in unrealized losses on long-term investments is mainly attributable to a decline in the value of KMP Growth Fund II – refer to note 12(b). The devaluation is partially due to the weaker Brazilian Real against the US Dollar on December 31, 2024.
(d)The SPAC warrant liability was revalued on December 31, 2024. The fair value of the share price amounted to US$ 11.64 per share versus a strike price of US$11.50 leaving the warrant value at US$0.63 using a Monte Carlo simulation as valuation method (refer to note 12(c)).
(e)The year-on-year increase in commission, brokerage and financing expenses is attributable to amortization of commitment fees which are incurred when entering into loan agreements with banks (refer to note 16).